Investment in Fvndit Inc (formerly Directus Holdings Inc) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 13, 2018	Jul. 17, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 16, 2021	Oct. 05, 2020
Unrealized loss			$ 0	$ (13,025)	$ (1,651)	$ (5,176)	$ 8,503	$ 6,559
Description of ownership							a company has ownership in another company between 20% and 50% of the stock of the investee or if a company
Other assets			6,107		6,107		$ 0
Tan Tran
Common stock, shares outstanding, Fvndit										40,500,000
Common stock shares issued by Fvndit										500,000
Thomas Duc Tran
Common stock, shares outstanding, Fvndit									43,000,000
Common stock shares issued by Fvndit									2,500,000
Other assets			$ 296,405		$ 296,405
Fvndit
Common stock shares owned by Mr. Tan Tran and Vemanti										8,500,000
Equity method investment, ownership percentage, owned by Mr. Tan Tran and Vemanti									19.77%	20.99%
Chopp Inc [Member]
Equity method investment, purchase price, cash paid	$ 150,000	$ 25,000
Equity method investment, ownership percentage	20.00%
Equity method investment, purchase price	$ 300,000
Equity method investment, purchase price, shares issued	1,252,086